Trade Accounts Receivable - Summary of Past Due Balances of Accounts Receivable (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Less than 1 month [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Accounts receivable	$ 45,895	$ 28,477	$ 52,833
Accounts receivables past due 31 to 60 days [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Accounts receivable	11,588	7,225	8,290
Accounts receivables past due 61 to 90 days [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Accounts receivable	5,966	6,300	4,292
Accounts receivables past due more than 90 days [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Accounts receivable	207	510	1,834
Aggregate past due [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Accounts receivable	$ 63,656	$ 42,512	$ 67,249